Stock-based Compensation	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Stock-based Compensation [Abstract]
Stock-based Compensation

Note 13—Stock-based Compensation

Our board of directors adopted the 2009 Equity Incentive Plan (Plan) effective September 3, 2009. The Plan is intended to further align the interests of the Company and its stockholders with its employees, including its officers, non-employee directors, consultants and advisors by providing incentives for such persons to exert maximum efforts for the success of the Company. The Plan allows for the issuance of up to 4,000,000 shares of the Company’s common stock. Subsequent to December 31, 2010, the board of directors of the Company amended the Plan to increase the number of shares available for issuance under the Plan to 15,000,000 shares of common stock. The types of awards that may be granted under the Plan include options (both nonqualified stock options and incentive stock options), stock appreciation rights, stock awards, stock units, and other stock-based awards. The term of each award is determined by the Board at the time each award is granted, provided that the terms of options may not exceed ten years. The Plan had 1,315,250 options available for grant as of June 30, 2012.

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations is as follows:

	Three months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$277,170	$1,082,503
Restricted stock expense	0	18,000
Equity awards for nonemployees issued for services	(2,219)	250,473

Total stock-based compensation expense	$274,951	$1,350,976

	Six months ended
	June 30, 2012	June 30, 2011
Stock option compensation expense for employees and directors	$556,129	$2,078,054
Restricted stock expense	0	36,000
Equity awards for nonemployees issued for services	26,264	288,676

Total stock-based compensation expense	$582,393	$2,402,730

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$0
Granted	550,000	$0.41
Exercised	0	$0
Forfeited	(73,750)	$0.61

Outstanding at June 30, 2012	14,084,750	$0.76	7.60	$0

Exercisable at June 30, 2012	10,762,371	$0.78	7.35	$0

The total fair value of shares vested during the six months ended June 30, 2012 was $0.8 million. As of June 30, 2012, there was $0.9 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 1.2 years. As of June 30, 2012, there was approximately $63,000 of total unrecognized compensation expense related to performance-based, non-vested employee and consultant stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

During the six months ended June 30, 2012 and 2011, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.23 and $0.48, respectively. The fair market value of the options was computed using the Black-Scholes option-pricing model with the following key weighted average assumptions for the six months ended as of the dates indicated:

	June 30, 2012	June 30, 2011
Expected life (years)	6.0 years	5.3 years
Interest rate	2.3%	2.3%
Dividend yield	0	0
Volatility	60%	62%

Note 14—Equity-based Compensation

Total stock-based compensation expense recognized using the straight-line attribution method in the consolidated statement of operations for the year ended December 31 is as follows:

	2011	2010
Stock option compensation expense for employees and directors	$2,607,210	$833,713
Restricted stock expense	48,000	72,000
Equity awards for nonemployees issued for services	244,740	86,828

Total stock-based compensation expense	$2,899,950	$992,541

Our board of directors adopted the 2009 Equity Incentive Plan (the “Plan”) effective September 3, 2009. The Plan is intended to further align the interests of the Company and its stockholders with its employees, including its officers, non-employee directors, consultants and advisors by providing incentives for such persons to exert maximum efforts for the success of the Company. The Plan originally allowed for the issuance of up to 4,000,000 shares of the Company’s common stock. In June 2011, the board of directors of the Company amended the 2009 Equity Incentive Plan to increase the number of shares available for issuance under the Plan to 15,000,000 shares of common stock. The types of awards that may be granted under the Plan include options (both nonqualified stock options and incentive stock options), stock appreciation rights, stock awards, stock units, and other stock-based awards. Notwithstanding the foregoing, to the extent the Company is unable to obtain shareholder approval of the Plan within one year of the effective date, any incentive stock options issued pursuant to the Plan shall automatically be considered nonqualified stock options, and to the extent a holder of an incentive stock option exercises his or her incentive stock option prior to such shareholder approval date, such exercised option shall automatically be considered to have been a nonqualified stock option. The term of each award is determined by the Board at the time each award is granted, provided that the terms of options may not exceed ten years.

During the years ended December 31, 2011 and 2010, the weighted average fair market value using the Black-Scholes option-pricing model of the options granted was $0.40 and $0.53, respectively. The fair market value of the stock options at the date of grant was estimated using the Black-Scholes option-pricing model with the following weighted average assumptions for the year ended December 31:

	2011	2010
Expected life (years)	5.4 years	5.1 years
Interest rate	2.1%	2.0%
Dividend yield	—	—
Volatility	62%	64%

There were 600,000 cashless stock options exercised during the year ended December 31, 2011, which resulted in the issuance of 246,141 shares of common stock.

	Number of shares	Weighted- average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value
Outstanding at January 1, 2010	2,807,000	$0.77	7.35	$1,082,800
Granted	2,870,000	0.95
Exercised	—	—
Forfeited	—	—

Outstanding at December 31, 2010	5,677,000	$0.86	7.46	$—
Granted	9,628,000	$0.72
Exercised	(600,000)	$0.75		318,000
Forfeited	(1,096,500)	$0.77

Outstanding at December 31, 2011	13,608,500	$0.77	8.36	$—

Exercisable at December 31, 2011	8,596,427	$0.80	8.00	$—

The following table summarizes the Company’s non-vested stock options:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	677,000	$0.36
Granted	2,870,000	0.53
Vested	(1,497,384)	0.49
Forfeited	—	—

Non-vested at December 31, 2010	2,049,616	$0.50
Granted	9,628,000	0.72
Vested	(5,569,043)	0.77
Forfeited	(1,096,500)	0.76

Non-vested at December 31, 2011	5,012,073	$0.41

The total fair value of shares vested during the twelve months ended December 31, 2011 was $2.5 million. As of December 31, 2011, there was $1.4 million of total unrecognized compensation cost, related to non-vested stock options which vest over time. That cost is expected to be recognized over a weighted-average period of 1.5 years. As of December 31, 2011, there was less than $0.1 million of total unrecognized compensation expense related to performance-based, non-vested employee stock options. That cost will be recognized when the performance criteria within the respective performance-based option grants become probable of achievement.

Restricted stock

The following table summarizes the Company’s restricted stock activity for the year ended December 31, 2011:

	Non-vested Options
	Number of Shares	Weighted- Average Fair Value
Non-vested at January 1, 2010	300,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2010	150,000	$0.48
Granted	—	—
Vested	(150,000)	0.48
Forfeited	—	—

Non-vested at December 31, 2011	—	$—